OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other assets [text block] [Abstract]
Disclosure of prepayments and other assets [text block]
	2018 £m	2017 £m
Assets arising from reinsurance contracts held (notes 31 and 33)	749	602
Deferred acquisition and origination costs	90	104
Settlement balances	743	720
Corporate pension asset	7,111	7,786
Investments in joint ventures and associates	91	65
Other assets and prepayments	3,742	4,260
Total other assets	12,526	13,537